Explanatory notes to the Consolidated Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2022
Cash Flows Explanatory Notes [Abstract]
Disclosure of reconciliation of liabilities arising from financing activities
The following is a reconciliation of liabilities arising from financing activities for the years ended December 31, 2022 and 2021:

	Years ended December 31,
	2022	2021
	(€ million)
Total Debt at January 1	€33,582	€13,703
Add: Derivative (assets)/liabilities and collateral at January 1	(1,205)	21
Add: Securities at January 1	(839)	(1,094)
Total Liabilities from financing activities at January 1	€31,537	€12,630

FCA-PSA merger	—	22,415
Add: Derivative (assets)/liabilities and collateral from FCA-PSA merger	—	(350)
Add: Securities from FCA-PSA merger	—	129
Cash flows	(8,949)	2,650
Foreign exchange effects	397	314
Fair value changes	(110)	(139)
Changes in scope of consolidation	389	(5,616)
Transfer to (Assets)/Liabilities held for sale	—	—
Other changes	(354)	(495)

Total Liabilities from financing activities at December 31	€22,910	€31,538
Less: Derivative (assets)/liabilities and collateral at December 31	(67)	(6)
Less: Securities at December 31	(4,176)	(2,038)
Total Debt at December 31	€27,153	€33,582